Retirement Obligations	6 Months Ended
Jun. 30, 2025
Retirement Obligation [Abstract]
Retirement Obligations	Retirement Obligations

(in thousands of euros)	As of December 31, 2024	Increases	Decreases	Currency translation adjustments	As of June 30, 2025
Lump-sum retirement benefits	432	47	—	—	479
Total Non-current provisions	432	47	—	—	479

The assumptions used to measure lump-sum retirement benefits as of June 30, 2025 remain unchanged from the assumptions used as of December 31, 2024. See Note 11 - Retirement Obligations to the consolidated financial statements as of and for the period ended December 31, 2024.